Loans - Disclosure of Loans and Receivables (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about borrowings [line items]
Unearned income	$ 706	$ 689
Gross amount	533,239	520,156
Denominated in U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	112,600	111,800
Denominated in other foreign currencies [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	10,500	9,800
Residential mortgages [member] | Trading loans [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	3	4
Business and government [member] | Trading loans [member]
Disclosure of detailed information about borrowings [line items]
Gross amount	$ 270	$ 963